Significant related party transactions	6 Months Ended
Jun. 30, 2026
Significant related party transactions
Significant related party transactions

19.Significant related party transactions

(a)Related party transactions

On June 1, 2026, Amber Global Limited (“AGL”), a former principal shareholder of the Company, distributed all of its holdings of the Company’s Class A ordinary shares to its existing shareholders on a pro rata basis. The share distribution does not involve the issuance of any new shares and is not dilutive to other shareholders.

In addition to the related party information disclosed elsewhere in the condensed consolidated interim financial statements, the following transactions with related parties took place at terms agreed between the parties during the financial periods:

	For the six-month ended
	June 30,
	2025	2026
Revenue generated from:
WhaleFin Technologies Limited	15,074	—
Lead Accelerating Limited	7,296	4,199
AG Global Technology Limited Inc.	—	5,396
Proton Fund SPC	3,163	2,198
Axiom AI Limited	758	3
Rigsec Technology Holding Limited	62	4
Gamma Digital Limited	3	3

Cost of revenue to:
Lead Accelerating Limited	8	48
Amber ALIR Holding Limited	—	11
WhaleFin Technologies Limited	3,278	—
AG Global Technology Limited Inc.	—	1,779

Service income from:
Amber Technologies Service Pte. Ltd.	25	77
WhaleFin Markets Limited	49	71
Axiom AI Limited	—	49
AAC Global Holding Limited	—	48
Amber ALIR Holding Limited	—	6

Outsourcing/support services provided by:
Amber Technologies North America Ltd	—	665
Amber AI Limited	—	859
Amber AI Services Limited	—	1,482
Amber AM Limited	—	75

Service fee to:
Rigsec Technology Limited	—	180

19.Significant related party transactions (Continued)

(b)Key management compensation

	For the six-month ended
	June 30,
	2025	2026
Fees	—	—
Salaries, bonus and allowances	227	995
Defined contribution retirement schemes	4	3
Share-based compensation expenses	—	—
	231	998